Acquired Intangible Assets and Goodwill - Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance at January 1,	$ 4,805	$ 4,805
Goodwill acquired during year	0	0
Impairment loss	0	0
Balance at December 31,	$ 4,805	$ 4,805